SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net income for the period	$ 8,100	$ 542
Basic weighted average number of shares outstanding	134,599,532	121,261,696
Effect of dilutive share options, warrants, and RSUs ('000)	6,732,332	4,084,978
Diluted weighted average number of shares outstanding	141,331,864	125,346,674
Basic and diluted earnings per share	$ 0.06	$ 0.00